Income Tax - Major Components of Income Tax Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current income tax:
Current income tax charge	$ 1,699	$ 4,068	$ 4,785
Previously unrecognized tax loss used to reduce current income tax		(128)	(1,066)
Adjustments for current income tax of prior years	(16)	1	348
Total current income tax	1,683	3,941	4,067
Deferred tax expenses/(benefits):
Relating to origination and reversal of temporary differences	374	243	1,210
Previously unrecognized tax loss used to reduce deferred tax expenses		(298)	(137)
Total deferred tax expenses/(benefits)	374	(55)	1,073
Income tax expense reported in the income statement	2,057	3,886	5,140
Deferred tax related to items recognized in other comprehensive income during the year:
Change in fair value of equity instrument, Recognized during the year	334	(84)	(16)
Net loss on actuarial gains and losses, Recognized during the year	(345)	(82)	(154)
Income tax benefits charged to other comprehensive (loss) income	$ (11)	$ (166)	$ (170)